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Innovator Uncapped Accelerated U.S. Equity ETF
Innovator Uncapped Accelerated U.S. Equity ETF
Investment Objective

The Fund seeks to provide investors, prior to taking into account management fees and other fees, with the potential for rates of return that outperform the price return of the SPDR® S&P 500® ETF Trust after achieving performance thresholds.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator Uncapped Accelerated U.S. Equity ETF Innovator Uncapped Accelerated U.S. Equity ETF
Management Fees	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	1 Year	3 Years	5 Years	10 Years
Innovator Uncapped Accelerated U.S. Equity ETF | Innovator Uncapped Accelerated U.S. Equity ETF | USD ($)	81	252	439	978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that invests in option contracts designed to provide returns, at the expiration of the Fund’s option contracts, that are at a rate that is greater than the price return increases, if any, of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) following the point in which the Underlying ETF exceeds performance threshold levels established by the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its assets in a series of four, one-year FLexible EXchange® Options (“FLEX Options”) packages with “laddered” expiration dates that reference the Underlying ETF (each, an “Options Package” and collectively, the “Options Packages”). “Laddering” is an investment technique that utilizes multiple options positions over multiple expiration dates.

Each of the Fund’s Options Packages will seek to provide the following returns for the Fund:

•    in the event the Underlying ETF’s share price decreases in value at the conclusion of the term of the Options Package, such Options Package seeks to provide investment returns that participate in Underlying ETF losses on a one-to-one basis;

•    in the event the Underlying ETF’s share price increases in value at the conclusion of the term of the Options Package, but at a level below 105% of the share price of the Underlying ETF at the time the FLEX Options were originally entered into (the “Accelerated Threshold”) at the conclusion of the one-year Options Package term, the Options Package will not participate in any of the gains experienced by the price return of the Underlying ETF. The Fund will only experience gains with respect to an Options Package if the Underlying ETF’s price return increases above the Accelerated Threshold at the end of the term of an Options Package. If an Options Package has not increased to a level above the Accelerated Threshold at the end of its one-year term, the Fund will not experience any increase in value with respect to such Options Package, even if the share price of the Underlying ETF surpassed Accelerated Threshold at a point during such term before returning to a level below the Accelerated Threshold. ;

•    in the event the Underlying ETF’s share price increases in value at the conclusion of the term of the Options Package to a level above the Accelerated Threshold, the Options Package seeks to provide investment returns that commence at the Accelerated Threshold and increase at a rate that is greater than the price return increases of the Underlying ETF (hereinafter, the “Accelerated Return Rate”). The Fund does not seek to provide a stated Accelerated Return Rate multiple (i.e., two-times the price return of the Underlying ETF). While the Accelerated Threshold level (105%) is expected to remain constant for each Options Package, the Accelerated Return Rate produced by a single Options Package is calculated at the commencement of each one-year term for such Options Package and will vary for each Options Package and depend upon market conditions (including, but not limited to, volatility), at the time of the execution of the Options Package. The Accelerated Return Rate is provided prior to taking into account management fees and other fees.

The below hypothetical illustration is provided to illustrate the potential return profiles that a single Options Package is designed to produce at the conclusion of the one-year period for such Options Package. The hypothetical return profiles of an Options Package represented below are not guaranteed. Please note that, to the extent an investor purchases Shares after an Options Package has been entered into or sells before the end of an Options Package, such investor’s returns relating to the Options Package are likely to deviate from the below illustration. In addition, because an Options Package will not participate in Underlying ETF gains until the point at which Underlying ETF meets the Acceleration Threshold, the one-year returns of an Options Package may be less than the cumulative price returns experienced by the Underlying ETF even if the Underlying ETF has appreciated beyond the Accelerated Threshold. The hypothetical illustration below shows return profiles prior to taking into account management fees and other fees, the effect of which would lower the return profiles experienced by an investor.

The Fund will implement a laddered approach of investing designed to help offset the timing risks inherent in the purchase of FLEX Options that reference the Underlying ETF with a single reset date, as detailed above (see “Options Package Laddering”). The Fund intends to utilize laddered Options Package to create more opportunities for the Fund to hold an Options Package that is experiencing an Accelerated Return Rate and to avoid the risk of reinvesting a large portion of assets in an unfavorable market environment. This laddered approach of investing in a one-year Options Package every three months will result in Fund investment performance that is very different than a fund investing in a single Options Package.

The Fund’s net asset value (“NAV”) is dependent on the value of its FLEX Options, which is based principally upon the price of the Underlying ETF and the time remaining until the expiration date of the FLEX Options. As the price of the Underlying ETF changes and time moves towards the expiration date of the Options Package, the value of the FLEX Options, and therefore the Fund’s NAV, will change. However, there is no guarantee that the Fund’s NAV will move in the same direction as the price movements of the Underlying ETF, and it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. In addition, prior to the expiration date of an Options Package, it is unlikely that the Fund’s NAV will increase at any Accelerated Return Rate. Accordingly, the time at which an investor buys and sells their Shares will impact the return such investor will experience. If an investor purchases Shares after the FLEX Options for an Options Package were entered into or does not stay invested in the Fund for the entire duration of an Options Package, an investor may not participate in the Fund’s Accelerated Return Rate relating to such Options Package, if any.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in FLEX Options that provide economic exposure to those companies identified as constituents of the S&P 500 Index. For purposes of this policy, the Fund will value the FLEX Options at mark-to-market. The Fund does not seek to provide investment outcomes on a daily or other short-term basis, which is an attribute of other types of exchange-traded funds that provide a daily, multiple exposure to a reference index (i.e., a “daily leveraged ETF”). In contrast, the Fund only seeks to provide investment returns that will increase at a greater rate of change than the Underlying ETF, after an initial level of no participation. There is no guarantee the Fund will be successful in implementing its investment strategy.

Uncapped Accelerated Return Rate Opportunity

The Fund seeks investment returns that have the potential for a higher rate of return than the Underlying ETF price performance return rate during periods in which the Underlying ETF achieves sustained positive performance. Each Options Package is designed to provide, at the expiration of the one-year term of the Options Package, an Accelerated Return Rate that is based upon the performance of the Underlying ETF’s share price (or its “price return”) after the point at which the Underlying ETF exceeds the Accelerated Threshold. The Accelerated Return Rate sought by the Fund is contingent on the Underlying ETF achieving a performance threshold level at the conclusion of the term of an Options Package. There is no guarantee that the Fund will achieve this sought-after Accelerated Return Rate for the Options Packages. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF.

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The S&P 500® Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 24 separate industry groups and is rebalanced quarterly and reconstituted annually. The S&P 500® Index includes companies considered to have large market capitalization. Through its investments in FLEX Options that reference the Underlying ETF, the Fund will have significant exposure to companies in the information technology sector. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF.

Because of the construction of each Options Package, an Options Package will not participate in the initial 5% of the gains of the share price of the Underlying ETF (measured from when the FLEX Options were entered into) and will achieve gains only to the extent the Underlying ETF price return surpasses the Accelerated Threshold, measured at the conclusion of the term for such Options Package. If an Options Package has not increased to a level above the Accelerated Threshold at the end of its one-year term, the Fund will not experience any increase in value with respect to such Options Package, even if the share price of the Underlying ETF surpassed Accelerated Threshold at a point during such term. The Fund will only experience gains with respect to an Options Package if the Underlying ETF price return increases above the Accelerated Threshold at the end of the term of an Options Package.

If an Options Package has experienced any Accelerated Return Rate, the Options Package may be subject to the possibility of losses that exceed any losses of the Underlying ETF for the remainder of the one-year term of the Options Package. At the point in time in which the Underlying ETF were to experience an increase beyond the Accelerated Threshold, the Options Package is subject to a rate of return that is greater than the rate of increase experienced by the Underlying ETF. If before the expiration of the Options Package the Underlying ETF subsequently experienced a decrease in value, the value of the Options Package would similarly be expected to decrease at a rate that is greater than the losses experienced by the Underlying ETF.

The returns with respect to an Options Package may be lower than the price return of the Underlying ETF or an investment in a fund that does not utilize an Accelerated Threshold or Accelerated Return Rate. This is because the Fund will forgo any positive returns with respect to an Options Package unless the Accelerated Threshold is surpassed at the expiration of the Options Package. In this regard, the price return of the Underlying ETF may need to materially exceed the Accelerated Threshold before the Options Package recoups these forgone returns with an Accelerated Return Rate. The returns that an investor receives with respect to an Options Package may therefore be less than the price return of the Underlying ETF even if the Accelerated Threshold is exceeded at the expiration of the Options Package.

Due to the Fund simultaneously investing in four separate Options Packages with differing expiration dates, at any given time the Fund’s overall performance will differ from that of each individual Options Package. It is possible that while one Options Package is delivering an Accelerated Return Rate (because the price of the Underlying ETF has risen above the Accelerated Threshold) the others may remain either within its Accelerated Threshold or may even be delivering negative returns. Additionally, depending on when an investor purchases Shares of the Fund, certain of the Options Packages may be within the Accelerated Threshold or may be above the Accelerated Threshold. Subsequent price movements of the Underlying ETF could cause the investment returns for such investor that may be different than the Fund’s investment strategy.

Options Packages

An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). The Fund utilizes FLEX Options to pursue its investment objective. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk.

The Options Packages will consist of purchased and sold call option contracts and have staggered expiration dates that are three months apart. Each Options Package will consist of multiple purchased call options with specified strike prices as well as a sold call option, the premium for which will help fund the Fund’s purchased call options. After the expiration date of an Options Package, the Fund will enter into new FLEX Options contracts with an expiration date of one year. The composition of the Options Package is dependent on market conditions at this time, including, but not limited to, volatility. The Options Packages are designed to produce investment outcomes at the expiration of the FLEX Options contracts only and not for any different period of time. Each Options Package will be comprised of the following:

•    an “in-the-money” (i.e., the strike price is less than the current price of the reference asset) purchased call FLEX Option contract that provides exposure to the price return of the Underlying ETF. This in-the-money call FLEX Option seeks to provide investment returns that match the performance of the share price of the Underlying ETF;

•    an “at-the-money” (i.e., the strike price is at the current price of the reference asset) sold call FLEX Option contract, which helps pay the premium of the Options Package’s purchased call FLEX Options. The sold call option will effectively decrease the potential Accelerated Return Rate to the extent the Underlying ETF share price appreciates in value above the Accelerated Threshold by the FLEX Options expiration date;

•    at least one “out-of-the-money” (i.e., the strike price is above the current price of the reference asset) purchased call FLEX Option contract that provides exposure to the price return of the Underlying ETF beyond the strike price. The number of additional purchased out-of-the-money call FLEX Options and the strike prices available creates the Accelerated Return Rate opportunity above the Accelerated Threshold and will be dependent on market conditions at the time of purchase. The more purchased out-of-the-money call FLEX Options the Fund is able to purchase, the higher the Fund’s rate of return above the Underlying ETF after the Accelerated Threshold.

The Fund’s NAV is dependent on the value of the FLEX Options, which is based principally upon the price of the Underlying ETF and the time remaining until the expiration date of the FLEX Options. As the price of the Underlying ETF changes and time moves towards the expiration date of the Options Package, the value of the FLEX Options, and therefore the Fund’s NAV, will change. The Sub-Adviser anticipates the value of an Options Package (and therefore, the Fund’s NAV) will move in the same direction as the price movements of the Underlying ETF. However, there is no guarantee that the Fund’s NAV will move in the same direction as the price movements of the Underlying ETF, and it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. A component of an option’s value is the number of days remaining until its expiration date. The amount of time remaining until the FLEX Option contract’s expiration date affects the impact of the Accelerated Return Rate on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying ETF will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by the Underlying ETF and, if in effect, the Accelerated Return Rate, until the expiration date of the options contracts. In order for the Fund to provide an Accelerated Return Rate for a given Options Package period, the Underlying ETF must increase in value above the Accelerated Threshold at the conclusion of the one-year expiration date of such Options Package. If the Underlying ETF increases above the Accelerated Threshold during the one-year period but fails to remain above the Accelerated Threshold at the conclusion of the term, the Options Package will not deliver, and therefore the Fund will not experience, in any positive returns with respect to that Options Package.

Options Package Laddering

The Fund will seek to “ladder” the Fund’s Options Packages. “Laddering” is an investment technique that utilizes multiple option contract positions and multiple expiration dates, to avoid the risk of reinvesting a large portion of assets in an unfavorable market environment. The laddered approach of investing in a one-year Options Package every three months is designed to help offset the timing risks inherent in the purchase of FLEX Options that reference the Underlying ETF with a single reset date.

There can be no guarantee that the Fund will be successful in implementing its investment strategy to provide the Accelerated Return Rate during market conditions where the Underlying ETF is increasing in value above the Accelerated Threshold. Because the Fund ladders its Options Packages in three-month increments, the Fund’s returns are likely to be different than the returns the Fund would produce if a single Options Package were used. The Fund uses four Options Packages with laddered expiration dates, different strike prices and differing initial values of the Underlying ETF, and therefore price movements of the Underlying ETF are likely to result in price movements of differing magnitude for each Options Package held by the Fund. This means that each Options Package may experience different Accelerated Returns Rate potential after the Accelerated Threshold, and some Options Packages may not yet experience Accelerated Return Rates while others do.

Every three months, one Options Package concludes its one-year reset period, and subsequently “rolls” into another one-year reset period, refreshing its Accelerated Threshold and Accelerated Return Rate for another twelve months. This process repeats every three months, with the Fund participating in a rolling set of Accelerated Return Rate opportunities. In order for the Options Packages to create the “laddered” approach, the initial reset period for the four Options Packages will be for three months, six months, nine months and one-year, respectively. After the initial reset period for each Options Package concludes, each Options Package will reset to a one-year period that are staggered every three months.

To the extent the Underlying ETF is considered to be concentrated (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate to approximately the same extent. As of the date of this prospectus, through its investment in FLEX Options that reference the Underlying ETF, the Fund has significant exposure to the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks
Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index. Both indices have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. Although the Outcomes the Fund seeks to provide are based upon the price performance of the Underlying ETF, the returns of the S&P 500 Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 14.64% (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was (5.55)% (quarter ended September 30, 2023).
Average Annual Total Return as of December 31, 2023
Average Annual Returns - Innovator Uncapped Accelerated U.S. Equity ETF	Label	1 Year	Since Inception	Inception Date
Innovator Uncapped Accelerated U.S. Equity ETF	Return Before Taxes	26.40%	10.02%	Aug. 10, 2022
Innovator Uncapped Accelerated U.S. Equity ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	26.40%	10.02%	Aug. 10, 2022
Innovator Uncapped Accelerated U.S. Equity ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	15.63%	7.67%	Aug. 10, 2022
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	26.29%	11.26%	Aug. 10, 2022
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	24.23%	9.38%	Aug. 10, 2022

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.